General Information (Tables)	3 Months Ended
Sep. 30, 2023
General Information [Abstract]
Schedule of Consolidated Financial Statements, and Holds a Majority of the Voting Rights	The subsidiaries and joint arrangements of the Company, of which their financial results have been included in the interim condensed consolidated Financial Statements, and in which the Company holds a majority of the voting rights or shares joint control as of September 30, 2023 are as follows:
Name	Principal activities	Country of incorporation and principal place of business	% Equity interest as of September 30, 2023
Moolec Science Limited (i)	Investment in subsidiaries	United Kingdom	100%
LightJump Acquisition Corporation	Investment in subsidiaries	USA	100%
ValoraSoy S.A. (ii)	Investment in subsidiaries	Argentina	100%
AG Biomolecules LLC (DE)	Investment in subsidiaries	USA	100%
Microo Foods Ingredients S.L. (iii)	Investment in joint arrangements	Spain	50%